Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net consisted of the following (in thousands):

		As of December 31,
	Useful Lives (Years)	2021	2020
Land	Indefinite	$13,394	$11,612
Buildings and building improvements	12-35	12,665	9,084
Leasehold improvements	Shorter of estimated useful life or lease term	6,426	6,108
Computer equipment	3	11,471	7,376
Furniture, fixtures, and other	2-10	15,900	12,769
Vehicles	2-8	6,457	4,427
Internal-use software	4	43,234	38,150
Total		109,547	89,526
Less: Accumulated depreciation		(42,361)	(24,439)
Property and equipment, net		$67,186	$65,087